Note 22 - Changes in Equity	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of changes in equity [text block]
22.	CHANGES IN EQUITY

(a) Capital stock

	2020		2019
	Millions of commom shares	Millions of Reais	Millions of commom shares	Millions of Reais

Beginning balance	15,733.6	57,866.8	15,722.1	57,710.2
Capital increase (i)	1.5	32.3	11.5	156.6
Final balance (ii)	15,735.1	57,899.1	15,733.6	57,866.8

(i) Capital increase related to the issue of shares.

(ii) The capital stock is fully subscribed and paid up.

(b) Capital reserves

	Capital Reserves
	Treasury shares	Share premium	Other capital reserves	Share-based payments	Total

At January 1, 2019	(882.7)	53,662.8	700.9	1,300.3	54,781.3
Capital increase	(43.6)	-	-	(100.2)	(143.8)
Purchases of shares and results from treasury shares	(28.9)	-	-	-	(28.9)
Share-based payments	-	-	-	202.9	202.9
At December 31, 2019	(955.2)	53,662.8	700.9	1,403.0	54,811.5
Capital increase	-	-	-	(32.3)	(32.3)
Purchases of shares and results from treasury shares	13.5	-	-	-	13.5
Share-based payments	-	-	-	192.9	192.9
At December 31, 2020	(941.7)	53,662.8	700.9	1,563.6	54,985.6

(
b.1
) Purchase of shares and result of treasury shares

Treasury shares represent the Company's own issued shares reacquired by the Company, and the results of treasury shares related to gains and losses on share-based payment transactions and others.

The changes in treasury shares are as follow:

	Acquisition /realization of shares		Result on Treasury Shares	Total Treasury Shares
	Millions of shares	Millions of Brazilian Reais	Millions of shares	Millions of Brazilian Reais

At January 1, 2019	1.0	(20.9)	(861.8)	(882.7)
Changes during the year	2.6	(47.3)	(25.2)	(72.5)
At December 31, 2019	3.6	(68.2)	(887.0)	(955.2)
Changes during the year	(3.4)	65.0	(51.5)	13.5
At December 31, 2020	0.2	(3.2)	(938.5)	(941.7)

(
b.2
) Share premium

The share premium refers to the difference between the subscription price that the shareholders paid for the shares and their nominal value. Since this is a capital reserve, it can only be used to increase capital, offset losses, or for the redemption, reimbursement or repurchase of shares.

(
b.3
) Share-based payment

Different share-based payment programs and stock purchase option plans allow the senior management from Ambev's economic group to acquire shares in the Company.

The share-based payment reserve recorded a charge of
R$208.7
in
2020
(
R$205.7
and
R$161.0
in
2019
and
2018,
respectively) (Note
25
-
Share-based payments
).

(c) Net income reserves

	Net income reserves
	Investments reserve	Statutory reserve	Fiscal incentive	Total

At January 1, 2019	6,617.3	4.5	8,719.5	15,341.3
Fiscal incentives reserve	-	-	1,352.1	1,352.1
Investments reserve	4,180.8	-	-	4,180.8
At December 31, 2019	10,798.1	4.5	10,071.6	20,874.2
Fiscal incentives reserve	-	-	1,332.8	1,332.8
Investments reserve	3,713.0	-	-	3,713.0
At December 31, 2020	14,511.1	4.5	11,404.4	25,920.0

(
c.1
) Investments reserve

From the net income after applicable deductions, there will be a target allocating of no
more than
60%
(
sixty
per cent) of the adjusted net profit to the investment reserve, to be used to support future investments.

(
c.2
) Statutory reserve

From the net income,
5%
will be applied before any other allocation, to the statutory reserve, which cannot exceed
20%
of the capital stock. The Company is
not
required to supplement the statutory reserve for the year when the balance of this reserve, plus the amount of the capital reserves, exceeds
30%
of the capital stock.

(
c.3
) Tax incentives

The Company has tax incentives under certain state and federal industrial development programs in the form of financing, the deferred payment of taxes or partial reductions in the amount due. These programs aim to generate employment, promote regional decentralization, complement and diversify the industrial base of the States. In these states, the grace periods, use and reductions are set out under the tax law.

(
c.4
) Interest on shareholders' equity / Dividends

Brazilian companies are permitted to distribute the interest attributed to shareholders' equity calculated based on the long-term interest rate (“TJLP”), with such interest being tax-deductible, in accordance with the applicable law and, when distributed, may
be considered part of the minimum mandatory dividends.

As determined by its by-laws, the Company is required to distribute to its shareholders, as a minimum mandatory dividend in respect of each fiscal year ending
December 31,
an amount of
not
less than
40%
of its net income determined under Brazilian law, adjusted in accordance with the applicable law, unless the payment of such amount would be incompatible with Ambev's financial situation. The minimum mandatory dividend includes amounts paid as interest on shareholders' equity.

Events during the year ended
2020:

Event	Approval	Type	Date of payment	Year	Type of share	Amount per share	Total amount
Board of Directors Meeting	12/21/2020	Dividends	01/28/2021	2020	ON	0.0767	1,206.9
Board of Directors Meeting	12/09/2020	Interest on shareholders' equity	12/30/2020	2020	ON	0.4137	6,509.5
							7,716.4

Events during the year ended
2019:

Event	Approval	Type	Date of payment	Year	Type of share	Amount per share	Total amount
Board of Directors Meeting	12/02/2019	Interest on shareholders' equity	12/30/2019	2019	ON	0.4906	7,717.4
							7,717.4

Events during the year ended
2018:

Event	Approval	Type	Date of payment	Year	Type of share	Amount per share	Total amount
Board of Directors Meeting	05/15/2018	Dividends	07/30/2018	2018	ON	0.1600	2,515.1
Board of Directors Meeting	12/03/2018	Interest on shareholders' equity	12/28/2018	2018	ON	0.3200	5,030.5
							7,545.6

(d) Carrying value adjustments

	Carrying value adjustments
	Translation reserves	Cash flow hedge	Actuarial gains/ (losses)	Put option granted on subsidiary (i)	Gains/(losses) on non-controlling interest´s share (i)	Business combination	Accounting adjustments for transactions between shareholders	Total

At January 1, 2019	4,089.2	777.3	(1,116.2)	(120.2)	19.6	156.1	(75,390.6)	(71,584.8)
Comprehensive income:
Gains/(losses) on translation of foreign operations	(505.8)	-	-	-	-	-	-	(505.8)
Cash flow hedges	-	(132.2)	-	-	-	-	-	(132.2)
Actuarial gains/(losses)	-	-	(104.8)	-	-	-	-	(104.8)
Total comprehensive income	(505.8)	(132.2)	(104.8)	-	-	-	-	(742.8)
Options granted on subsidiaries	-	-	-	70.0	-	-	-	70.0
Gains/(losses) on controlling interest´s share	-	-	-	-	(0.5)	-	-	(0.5)
Tax on deemed dividends	-	-	-	-	(4.6)	-	-	(4.6)
Reversal effect of revaluation of property, plant and equipment by the predecessor accounting	-	-	-	-	-	-	(11.8)	(11.8)
At December 31, 2019	3,583.4	645.1	(1,221.0)	(50.2)	14.5	156.1	(75,402.4)	(72,274.5)
Comprehensive income:
Gains/(losses) on the translation of foreign operations	7,493.1	-	-	-	-	-	-	7,493.1
Cash flow hedges	-	99.4	-	-	-	-	-	99.4
Actuarial gains/(losses)	-	-	(252.3)	-	-	-	-	(252.3)
Total comprehensive income	7,493.1	99.4	(252.3)	-	-	-	-	7,340.2
Options granted on subsidiaries	-	-	-	45.2	(82.6)	-	-	(37.4)
Gains/(losses) on controlling interest's share	-	-	-	-	0.4	-	-	0.4
Tax on deemed dividends	-	-	-	-	(5.9)	-	-	(5.9)
Reversal effect of revaluation of property, plant and equipment by the predecessor accounting	-	-	-	-	-	-	(11.8)	(11.8)
At December 31, 2020	11,076.5	744.5	(1,473.3)	(5.0)	(73.6)	156.1	(75,414.2)	(64,989.0)

(i) Adjusted balances for comparative purposes.

(
d.1
) Translation reserves

The translation reserves comprise all foreign currency exchange differences arising from the translation of the financial statements with a functional currency different to the Real.

The translation reserves also comprise the portion of the gain or loss on the foreign currency liabilities and on the derivative financial instruments determined to be effective net investment hedges.

(
d.2
) Cash flow hedge reserves

The hedging reserves represent the effective portion of the cumulative net change in the fair value of cash flow hedges to the extent that the hedged risk has not
yet impacted profit or loss (for additional information, see Note
28
-
Financial instruments and risks)
.

(
d.3
) Actuarial gains and losses

Actuarial gains and losses include expectations regarding future pension plan obligations. Consequently, the results of actuarial gains and losses are recognized on a timely basis considering the best estimates available to Management. Accordingly, the Company recognizes the results of these estimated actuarial gains and losses, on a monthly basis, based on the expectations presented in the independent actuarial report.

An actuarial gain of
R$95.6
arising from the surplus reverted to the Sponsor (originating from the IAPP) from the defined benefits plan was fully recorded under Actuarial gains and losses at
December 31, 2019.
There were
no
actuarial gains arising from the surplus at
December 31, 2020.

(
d.4
) Accounting adjustments for transactions between shareholders

As determined by IFRS
10,
any difference between the amount paid (fair value) for the acquisition of a non-controlling interest and the carrying amount of such non-controlling interest shall be recognized directly in the controlling shareholders' equity. The acquisition of the non-controlling interest related to Former Ambev, the abovementioned adjustment was recognized in Carrying value adjustments when applicable.

(e) Earnings per share

Basic and diluted earnings per share of the stock option and deferred stock

The calculation of the basic earnings per share is based on the net income attributable to the equity holders of Ambev and the proportional weighted average number of shares outstanding during the year.

The diluted earnings per share of the stock option and deferred stock is based on the net income attributable to the equity holders of Ambev, adjusted by the weighted average number of shares outstanding during the year to assume the conversion of all potentially dilutive shares, as follows:

Million shares	2020	2019	2018
	Common	Common	Common

Weighted average number of shares at December 31 (i)	15,733.1	15,727.5	15,718.1
Effect of shares options	134.5	141.5	138.3
Weighted average number of shares (diluted) at December 31	15,867.6	15,869.0	15,856.4

(i)
Not
including treasury shares.

The tables below present the calculation of earnings per share (“EPS”):

	2020	2019	2018
	Common	Common	Common

Income attributable to the equity holders of Ambev	11,379.4	11,780.0	10,995.0
Weighted average number of shares (non diluted)	15,733.1	15,727.5	15,718.1
Basic EPS (i)	0.7233	0.7490	0.6995

Income attributable to the equity holders of Ambev	11,379.4	11,780.0	10,995.0
Weighted average numbers of shares (diluted)	15,867.6	15,869.0	15,856.4
Diluted EPS (i)	0.7171	0.7423	0.6934

(i) Expressed in Brazilian Reais.

(f) Destinations

At
December 31, 2020,
the Company has made appropriations to retained earnings, in accordance with the Brazilian Corporate law and the Company's bylaws. The dividends payments made up to
December 2020
were approved at the Board of Directors' Meeting.

Regarding the basis for dividends, the Company believes that the predecessor basis of accounting, as well as its presentation for comparative purposes, will not
affect the determination of the minimum mandatory dividend. Therefore, the Company intends to adjust the calculation basis of the minimum mandatory dividend to cancel out any current and future impacts on net income arising from the adoption of this accounting practice, related to the amortization/depreciation of surplus assets or even a possible impairment of goodwill, thus preserving the mandatory minimum dividends.

	2020	2019	2018
Net income, attributable to the equity holders of Ambev	11,379.4	11,780.0	10,995.0
Prescribed/additional dividends	26.1	28.2	30.1
Reversal of the effects of the revaluation of property, plant and equipment on the predecessor basis of accounting	11.8	11.8	75.9
Impact of the adoption of IFRS 15	-	-	(355.4)
Effect of the application of IAS 29 (hyperinflation) (i)	1,344.9	1,430.3	3,544.1
Retained earnings basis for dividends and destinations	12,762.2	13,250.3	14,289.7

Dividends and interest on capital distributed and accrued for distribution based on the net income for the year
Dividends and interest on capital paid based on profit	7,716.4	7,717.4	7,545.6
Total of dividends and interest on capital	7,716.4	7,717.4	7,545.6
Percentage of distributed profit	60%	58%	53%

Total distributed and accrued for distribution	7,716.4	7,717.4	7,545.6
Percentage of distributed profit	60%	58%	53%

(i) Impact of the adoption of IFRS
15,
recognized on the date of initial application (
January 1, 2018),
already reflected in the consolidated financial statements at
December 31, 2018
.

(ii) As described in Note
1
(b)
Application of Accounting and Financial Reporting in Hyperinflationary Economies
.